Related party disclosures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Awards	Dec. 31, 2017 CAD ($) Number
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 6,018	$ 5,183
Share-based payments	16,309	20,135
Key management personnel compensation	$ 22,327	$ 25,318
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts	18	20